Share-Based Payments (Schedule of Balances of Options) (Details)	12 Months Ended
	Dec. 31, 2019 shares ₪ / shares	Dec. 31, 2018 shares ₪ / shares	Dec. 31, 2017 shares ₪ / shares
Number of options
Balance as at January 1	780,332	963,665	2,764,334
Granted during the year	2,944,197
Forfeited during the year	(160,729)	(159,000)	(146,334)
Exercised during the year		(24,333)	(1,654,335)
Total options outstanding as at December 31	3,563,800	780,332	963,665
Total of exercisable options as at December 31	759,332	766,332	106,000
Weighted average of exercise price
Balance as at January 1 | ₪ / shares	₪ 25.9	₪ 27.9	₪ 24.7
Granted during the year | ₪ / shares	15.66
Forfeited during the year | ₪ / shares	16.96	36.6	38.9
Exercised during the year | ₪ / shares		25.6	25.6
Total options outstanding as at December 31 | ₪ / shares	17.8	25.9	27.9
Total of exercisable options as at December 31 | ₪ / shares	₪ 25.8	₪ 25.8	₪ 44.9
RSU [Member]
Number of options
Balance as at January 1
Granted during the year	1,019,400
Forfeited during the year	(32,659)
Exercised during the year
Total options outstanding as at December 31	986,741
Total of exercisable options as at December 31	759,332